CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net income (loss) for the year	$ 89,510,876	$ (21,545,692)
Items that may be reclassified subsequently to the consolidated statement of operations:
Unrealized gain (loss) on marketable securities, net of tax of nil (Note 5)	(301,984)	360,386
Revaluation of deferred tax liability	(29,650)
Realized gain on marketable securities, net of tax of nil	0	(60)
Impairment loss on marketable securities, net of tax of nil	0	13,769
Other comprehensive income (loss) for the year	(331,634)	374,095
Comprehensive income (loss) for the year	$ 89,179,242	$ (21,171,597)